Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
June 30, 2022

Dates Covered
Collections Period	04/16/22 - 06/30/22
Interest Accrual Period	06/01/22 - 07/14/22
30/360 Days	44
Actual/360 Days	44
Distribution Date	07/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	983,171,680.11	44,920
Original Yield Supplement Overcollateralization Amount	100,798,237.55	0
Aggregate Starting Principal Balance	1,083,969,917.66	44,920
Principal Payments	91,284,864.31	2,013
Defaulted Receivables	40,264.39	2
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/22	89,501,510.84	0
Pool Balance at 06/30/22	903,143,278.12	42,905

Pool Statistics	$ Amount	# of Accounts
Pool Factor	91.57%
Prepayment ABS Speed	1.22%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	5,972,575.82	237
Past Due 61-90 days	841,245.99	41
Past Due 91-120 days	122,662.62	4
Past Due 121+ days	0.00	0
Total	6,936,484.43	282

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.70%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.10%
Delinquency Trigger Occurred	NO

Recoveries	27,887.29
Aggregate Net Losses/(Gains) - June 2022	12,377.10
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.01%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	8,128,289.50
Actual Overcollateralization	8,128,289.50
Weighted Average Contract Rate	4.17%
Weighted Average Contract Rate, Yield Adjusted	8.61%
Weighted Average Remaining Term	57.83

Flow of Funds	$ Amount
Collections	100,184,351.63
Investment Earnings on Cash Accounts	4,204.48
Servicing Fee	(2,258,270.66)
Transfer to Collection Account	-
Available Funds	97,930,285.45

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,865,563.92
(3) Noteholders' First Priority Principal Distributable Amount	35,776,721.88
(4) Class B Interest	128,357.78
(5) Noteholders' Second Priority Principal Distributable Amount	29,500,000.00
(6) Class C Interest	65,981.67
(7) Noteholders' Third Priority Principal Distributable Amount	14,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,128,289.50
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	6,715,370.70

Total Distributions of Available Funds	97,930,285.45

Servicing Fee	2,258,270.66
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Original Note Balance	983,170,000.00
Principal Paid	88,155,011.38
Note Balance @ 07/15/22	895,014,988.62

Class A-1
Original Note Balance	229,000,000.00
Principal Paid	88,155,011.38
Note Balance @ 07/15/22	140,844,988.62
Note Factor @ 07/15/22	61.5043618%

Class A-2a
Original Note Balance	247,800,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	247,800,000.00
Note Factor @ 07/15/22	100.0000000%

Class A-2b
Original Note Balance	106,200,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	106,200,000.00
Note Factor @ 07/15/22	100.0000000%

Class A-3
Original Note Balance	266,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	266,000,000.00
Note Factor @ 07/15/22	100.0000000%

Class A-4
Original Note Balance	89,920,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	89,920,000.00
Note Factor @ 07/15/22	100.0000000%

Class B
Original Note Balance	29,500,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	29,500,000.00
Note Factor @ 07/15/22	100.0000000%

Class C
Original Note Balance	14,750,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	14,750,000.00
Note Factor @ 07/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,059,903.37
Total Principal Paid	88,155,011.38
Total Paid	91,214,914.75

Class A-1
Coupon	1.54800%
Interest Paid	433,268.00
Principal Paid	88,155,011.38
Total Paid to A-1 Holders	88,588,279.38

Class A-2a
Coupon	2.77000%
Interest Paid	838,940.67
Principal Paid	0.00
Total Paid to A-2a Holders	838,940.67

Class A-2b
One-Month SOFR	0.65250%
Coupon	1.22250%
Interest Paid	158,680.50
Principal Paid	0.00
Total Paid to A-2b Holders	158,680.50

Class A-3
Coupon	3.25000%
Interest Paid	1,056,611.11
Principal Paid	0.00
Total Paid to A-3 Holders	1,056,611.11

Class A-4
Coupon	3.44000%
Interest Paid	378,063.64
Principal Paid	0.00
Total Paid to A-4 Holders	378,063.64

Class B
Coupon	3.56000%
Interest Paid	128,357.78
Principal Paid	0.00
Total Paid to B Holders	128,357.78

Class C
Coupon	3.66000%
Interest Paid	65,981.67
Principal Paid	0.00
Total Paid to C Holders	65,981.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.1122831
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	89.6640575
Total Distribution Amount	92.7763406

A-1 Interest Distribution Amount	1.8920000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	384.9563816
Total A-1 Distribution Amount	386.8483816

A-2a Interest Distribution Amount	3.3855556
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.3855556

A-2b Interest Distribution Amount	1.4941667
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	1.4941667

A-3 Interest Distribution Amount	3.9722222
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9722222

A-4 Interest Distribution Amount	4.2044444
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.2044444

B Interest Distribution Amount	4.3511112
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.3511112

C Interest Distribution Amount	4.4733336
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4733336

Noteholders' First Priority Principal Distributable Amount	405.84
Noteholders' Second Priority Principal Distributable Amount	334.64
Noteholders' Third Priority Principal Distributable Amount	167.32
Noteholders' Principal Distributable Amount	92.20

Account Balances	$ Amount
Reserve Account
Balance as of 06/01/22	4,915,858.40
Investment Earnings	4,204.48
Investment Earnings Paid	(4,204.48)
Deposit/(Withdrawal)	-
Balance as of 07/15/22	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,361,848.91	N/A	N/A
Number of Extensions	89	N/A	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.22%	N/A	N/A

Credit Risk Retention Information

The fair value of the notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$938.84	88.2%
Class B Notes	$29.49	2.8%
Class C Notes	$14.75	1.4%
Fair Value of the Notes	$983.08	92.4%
Certificates	$81.42	7.6%
Total	$1,064.50	100.0%
Reserve Account	$4.92	0.5%
Fair Value of the Certificates and Reserve
Account	$86.34	8.1%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.